Consolidated Statements of Comprehensive (Loss) Income	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 1,343,440,196	$ 184,050,552	¥ 1,627,257,689	¥ 1,469,074,275
Operating costs and expenses:
Operating costs (including purchases from related parties of RMB299,861, RMB1,574,642 and RMB1,185,014 (USD162,346) for the years ended December 31, 2022, 2023 and 2024, respectively)	(822,587,314)	(112,694,000)	(947,438,814)	(1,066,512,951)
Selling and marketing expenses (including services from related parties of RMB6,163,675, RMB1,276,474 and RMB802,606 (USD109,957) for the years ended December 31, 2022, 2023 and 2024, respectively)	(67,585,059)	(9,259,115)	(71,618,033)	(68,490,439)
General and administrative expenses	(182,551,094)	(25,009,397)	(208,433,678)	(259,513,862)
Other operating expenses	(7,090,463)	(971,389)	(11,704,553)	(8,416,358)
Impairment of goodwill	(81,008,000)	(11,098,050)		(91,236,480)
Impairment of indefinite-lived intangible asset	(39,072,000)	(5,352,842)	(16,027,000)	(18,892,000)
Other general expenses	(41,769,330)	(5,722,375)	(63,556,586)	(466,535,163)
Total operating costs and expenses	(1,241,663,260)	(170,107,168)	(1,318,778,664)	(1,979,597,253)
Other operating income	60,147,558	8,240,182	27,169,901	23,993,148
(Loss) income from operations	161,924,494	22,183,566	335,648,926	(486,529,830)
Interest income (including interest income from related parties of RMB12,333, RMB465,500 and RMB395,694 (USD54,210) for the years ended December 31, 2022, 2023 and 2024, respectively)	40,072,068	5,489,851	41,371,162	48,105,125
Interest expenses	(6,310,152)	(864,487)	(14,053,841)	(27,987,842)
Losses and impairment on equity securities held	(14,953,679)	(2,048,646)	(5,378,104)	(62,156,235)
Other income, net	16,474,064	2,256,938	22,783,715	24,404,728
(Loss) income before income taxes and share of losses in equity method investments	197,206,795	27,017,222	380,371,858	(504,164,054)
Income tax benefit (expense)	(88,726,969)	(12,155,545)	(118,452,255)	44,072,902
(Loss) income before share of losses in equity method investments	108,479,826	14,861,677	261,919,603	(460,091,152)
Share of loss in equity method investments, net of tax	(1,165,474)	(159,669)	(1,392,002)	(1,598,301)
Net (loss) income	107,314,352	14,702,008	260,527,601	(461,689,453)
Net loss attributable to noncontrolling interests	2,687,878	368,238	8,788,707	36,536,272
Net (loss) income attributable to ordinary shareholders	110,002,230	15,070,246	269,316,308	(425,153,181)
Other comprehensive (loss) income, net of tax
-Foreign currency translation adjustments	(22,374,019)	(3,065,228)	672,112	(11,361,872)
-Unrealized (losses) income on available-for-sale investments	6,000	822	(2,934)	(2,786,931)
Other comprehensive (loss) income, net of tax	(22,368,019)	(3,064,406)	669,178	(14,148,803)
Comprehensive (loss) income, net of tax	84,946,333	11,637,602	261,196,779	(475,838,256)
Comprehensive loss attributable to noncontrolling interests	2,687,878	368,238	8,788,707	36,536,272
Comprehensive (loss) income attributable to ordinary shareholders	87,634,211	12,005,840	269,985,486	(439,301,984)
Leased-and-operated revenue
Revenues:
Total revenues	596,640,639	81,739,432	787,814,342	700,022,649
Franchised-and-managed revenue
Revenues:
Total revenues	635,360,312	87,044,006	705,244,948	588,463,368
Wholesales and others
Revenues:
Total revenues	¥ 111,439,245	$ 15,267,114	¥ 134,198,399	¥ 180,588,258
Class A Ordinary Shares
(Losses) earnings per share
Ordinary shares-basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)
Ordinary shares-diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)
Weighted average shares outstanding
Ordinary shares-basic (in Shares)	66,776,243	66,776,243	67,321,003	68,201,056
Ordinary shares-diluted (in Shares)	66,776,243	66,776,243	67,321,003	68,201,056
Class B Ordinary Shares
(Losses) earnings per share
Ordinary shares-basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)
Ordinary shares-diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 1.08	$ 0.15	¥ 2.64	¥ (4.13)
Weighted average shares outstanding
Ordinary shares-basic (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909
Ordinary shares-diluted (in Shares)	34,762,909	34,762,909	34,762,909	34,762,909